Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Book amount at the beginning of the year	€ 5,648
Additions	808	€ 668
Decreases	(869)	(877)
Currency translation differences	(309)	87
Other changes	(260)	(41)
Book amount at the end of the year	5,018	5,648
Cash payments for the principal portion of the lease liabilities	869
Cash payments for the interest portion of lease liabilities	329
Current portion of long-term lease liabilities
Lease liabilities
Book amount at the beginning of the year	889
Decreases	(866)	(875)
Currency translation differences	(40)	10
Other changes	866	960
Book amount at the end of the year	849	889
Long-term lease liabilities
Lease liabilities
Book amount at the beginning of the year	4,759
Additions	808	668
Decreases	(3)	(2)
Currency translation differences	(269)	77
Other changes	(1,126)	(1,001)
Book amount at the end of the year	4,169	4,759
Joint operations
Lease liabilities
Book amount at the beginning of the year	1,976
Book amount at the end of the year	1,652	1,976
US Dollars
Lease liabilities
Book amount at the end of the year	3,447
Euro
Lease liabilities
Book amount at the end of the year	€ 1,411
Increase (decrease) due to application of IFRS 16
Lease liabilities
First adoption IFRS 16 at beginning of period		5,656
Reclassifications at beginning of period		168
Reclassifications to liabilities directly associated with assets held for sale at beginning of period		(13)
Increase (decrease) due to application of IFRS 16 | Current portion of long-term lease liabilities
Lease liabilities
First adoption IFRS 16 at beginning of period		665
Reclassifications at beginning of period		132
Reclassifications to liabilities directly associated with assets held for sale at beginning of period		(3)
Increase (decrease) due to application of IFRS 16 | Long-term lease liabilities
Lease liabilities
First adoption IFRS 16 at beginning of period		4,991
Reclassifications at beginning of period		36
Reclassifications to liabilities directly associated with assets held for sale at beginning of period		(10)
After initial application
Lease liabilities
Book amount at the beginning of the year		5,811
After initial application | Current portion of long-term lease liabilities
Lease liabilities
Book amount at the beginning of the year		794
After initial application | Long-term lease liabilities
Lease liabilities
Book amount at the beginning of the year		€ 5,017